Supplemental Oil and Gas Information (Unaudited) Results of Operations (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Revenues:
Sales to third parties	$ 146,210	$ 135,842	$ 138,383
Intercompany sales	47,048	53,343	48,203
Total revenues	193,258	189,185	186,586
Costs and expenses:
Production costs	54,354	56,734	47,726
General and administrative	11,419	12,162	11,124
Depreciation, depletion, and amortization	87,456	88,777	65,531
Impairment	214,286	45,289	11,728
Total costs and expenses	367,515	202,962	136,109
Total result of operations	$ (174,257)	$ (13,777)	$ 50,477